Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Related Party Disclosures
Related Party Disclosures

31.Related Party Disclosures

The Group has no parent and no ultimate controlling party. Furthermore, the management holds shares.

	Shares (in thousand units)		Ownership Interest (%)
Function	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Key management	32,703	28,302	6.2%	7.2%
Other related parties	152,686	128,679	29.0%	32.7%
Total	185,389	156,981	35.2%	39.9%

2022 PIPE participation

Members of key management personnel and other related parties participated in the 2022 PIPE transaction described in note 21. The related parties contributed €15,461 thousand in exchange for 12,192,306 shares and 6,096,151 warrants, acquiring additional beneficial ownership of 3.1% based on outstanding shares after the transaction.

May 2023 Warrants

In May 2023, the Group executed a Securities Purchase Agreement (the “2023 SPA”) to issue to Aceville warrants to purchase up to 184,210,526 Class A shares (the “May 2023 Warrants”) for an initial exercise price of US$1.00 per share. On the closing date, Aceville has partially prefunded the aggregate exercise price of the May 2023 Warrants in an amount of US$100,000 thousand (the “Initial Funding Amount”) and also committed to prefund to the Group an additional US$75,000 thousand (the “Additional Funding Amount”) of the aggregate exercise price, contingent upon the Group securing US$75,000 thousand in additional funding from third parties. In July 2023, the Group satisfied the aforementioned condition and received the Additional Funding Amount. Details of the May 2023 Warrants are disclosed in note 24.

The initial valuation resulted in a derivative financial asset of €82,829 thousand. Management have concluded that the financial asset represents an equity contribution from Tencent Holdings Limited, resulting in an increase of €82,829 thousand in other capital reserves.

During the year 24,007,607 Class A shares were issued upon exercise of May 2023 Warrants. Proceeds of €1,091 thousand were received from the payment of the strike price of US$0.05 per share. The receipt of the strike price and the conversion of the remaining warrant liability (note 24) to equity resulted in an increase of €2,453 thousand in subscribed capital and €24,231 thousand in share premium.

2023 PIPE participation

Members of key management personnel and other related parties participated in the 2023 PIPE transaction described in note 21. The related parties contributed €2,142 thousand in exchange for 1,838,459 shares and 459,612 warrants, acquiring additional beneficial ownership of 0.4% based on outstanding shares after the transaction.

Subsidiaries

Interests in subsidiaries are set out in note 2.

Transactions with Key Management

Key management personnel have been defined as the members of the Board of Directors and Senior Leadership Team of Lilium.

The annual remuneration and related compensation costs recognized as expense during the reporting period is comprised of the following:

In € thousand	2023	2022
Short-term employee benefits	2,889	4,657
Termination remuneration	—	52
Post-employment benefits	84	45
Share-based payment remuneration	10,630	7,364
Success fees and JSOP	—	(4,568)
Total	13,603	7,550

During the year €298 thousand (2022: €320 thousand) were recognized as expense for cash remuneration of the board members of Lilium N.V.

Short-term benefits

Short-term benefits include salaries, bonuses and other benefits such as medical, death and disability coverage, company car and other usual facilities as applicable.

Share-based payment remuneration

The share-based payment remuneration represents the compensation cost of the equity-settled award schemes operated by Lilium during the period. Refer to note 22.

During the year, 7,925 thousand (2022: 3,557 thousand) awards were granted to key management personnel. Further, 2,623 thousand (2022: 1,872 thousand) awards were exercised, and 3,878 thousand (2022: 6,553 thousand) awards were forfeited. As of December 31, 2023, 14,153 thousand (2022: 12,437 thousand) awards were held by key management personnel, including awards that were granted before certain individuals were members of key management personnel.

Success fees and JSOP

JSOP and bonus

Success fee remuneration included the creation of the Joint Stock Ownership Plan (Stichting JSOP) and the bonus issued to one former member of key management personnel (refer to note 22). An amount of €1,003 thousand for the bonus was fully settled during the current year. As of December 31, 2023, the liability is nil (2022: €1,003 thousand) and the JSOP and bonus are now closed.

Success fees and related arrangements with related parties

In November 2022, the success fee award for one member of key management personnel was replaced with a cash bonus agreement conditional on certain liquidity targets being met during the period which resulted in a payment in December 2022. Subsequently, in December 2022 the member signed a separation agreement with the Group and the liquidity bonus was terminated.

In November 2022, a success fee arrangement was cancelled upon the recipient leaving the employment of Lilium. A new arrangement was signed with an entity controlled by the former member of key management personnel shortly after cessation of employment, in which Lilium would pay a percentage of some future fundraising up to a cap of US $9.9m. During 2023 an amount of €906 thousand (2022: nil) was recognized in general & administrative expenses in relation to this agreement. As of December 31, 2023, the agreement has expired, and no further amounts are owed.

During the year Lilium made total cash payments of €906 thousand (2022: €2,457 thousand) to related parties in relation to success fees and related arrangements.

Other transactions with Key Management Personnel

The following transactions occurred with entities controlled or significantly influenced by members of key management personnel:

(in € thousand)	2023	2022
Research and development expenses	2	17
General and administration expenses	46	—
Selling expenses	—	289
Finance income	—	7
Finance expenses	—	6
Purchase of property, plant and equipment	19	24

Lilium have committed to indemnification agreements for several of its directors and executive officers of the Group in relation to any possible claims, suits or proceedings arising from their service to Lilium.

As of December 31, 2023 the Group recognized €46 thousand (2022: €20 thousand) in current trade and other payables, nil (2022: €149 thousand) in non-current trade and other payables, and prepaid expenses of nil (2022: €1 thousand) in non-financial assets in relation to transactions with entities controlled or significantly influenced by members of key management personnel.

As of December 31, 2023, the Group had non-cancelable commitments of €226 thousand (2022: nil) with entities controlled by Key Management Personnel.

A member of key management personnel returned 350,000 (2022: 950,000) Lilium N.V. Class B shares in exchange for 350,000 (2022: 950,000) Class A shares in 2023, described in note 21. No further consideration was paid under the transactions.

Transactions with other related parties

Investment in joint venture

In June 2021, the Group closed a licensing agreement for the use of Ionblox’s intellectual property, to be paid as a royalty rate on battery capacity manufactured for the Lilium Jet. The licensing agreement stipulates a minimum fee to be paid from 2026 onward for use of Ionblox’s battery technology. In the same month, the Group signed an amendment to an existing Development agreement with Ionblox, extending an exclusivity period for the use of Ionblox’s licensed technology.

During the year ended December 31, 2023, the Group recognized €254 thousand (2022: €1,323 thousand) in research and development expenses under the existing Development agreement with Ionblox. As of December 31, 2023, a balance of €22 thousand (2022: €1,226 thousand) is held in trade and other payables.

As of December 31, 2023, the Group has a non-cancelable commitment of €7,240 thousand (2022: €7,702 thousand) on the Development agreement. Further, the Group has committed to capital expenditure of €3,526 thousand (2022: nil) with Ionblox.

Transactions with shareholders

Cloud subscription

In 2021, the Group entered into a non-cancelable purchase obligation for a cloud subscription with a shareholder (which provides advanced data analytics capability), including support services, updates and related professional services, for €42,433 thousand ($50,000 thousand) payable in incremental annual installments over five years. The agreement was revised in 2023 with a fee reduction of €1,810 thousand ($2,000 thousand) which would be allocated to the remaining years. Additionally, during the same year in 2023 the Group also agreed to a fee increase of €205 thousand ($227 thousand). The shareholder has no significant influence over the Group.

During the year, the Group recognized €8,895 thousand (2022: €13,527 thousand) in General and Administration expenses for the services rendered. During the year, the Group issued 9,672,897 Class A shares to settle a total amount of €9,389 thousand on the contract.

In November 2022, the Group entered into a contract to increase the scope of services delivered by €4,558 thousand ($4,500 thousand). During 2023 the Group settled the balance by issuing 3,101,523 Class A shares as disclosed in note 22.

As of December 31, 2023, the Group has remaining commitments under the contract of €18,846 thousand (2022: €26,894 thousand).